Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
7.
Financial assets at fair value through profit or loss

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	171,988	53,747
Valuation adjustment	(43,764)	(11,012)
	128,224	42,735

a)
Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	13,673	(75,211)	22,001
Beneficiary certificates*	2,530	5,807	17,253
Foreign partnership interests	(941)	—	—
	15,262	(69,404)	39,254

* Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2021, 2022 and 2023, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)
No financial assets at FVTPL were pledged to others.
c)
Information relating to price risk of financial assets at FVTPL is provided in Note 41 a).